Discontinued Operations (Details) - Schedule of operations of the discontinued Group - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operations of the Discontinued Group [Abstract]
Revenue	$ 9,453,309	$ 3,057,877
Cost of revenue	2,418,322	685,603
Gross profit	7,034,987	2,372,274
Research and development	1,807,068	379,943
Sales and marketing	4,166,545	1,399,908
General and administrative	472,479	248,578
Depreciation and amortization	2,212,438	560,599
Impairment of long-lived assets	22,811,310	29,196
Changes in fair value of contingent consideration	(4,016,194)
Interest expense	596	794
Loss from discontinued operations before income taxes	(20,419,255)	(246,744)
Income tax benefit	(12,919)	(1,500)
Net loss from discontinued operations, net of tax	$ (20,432,174)	$ (248,244)